Note 15 - Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 14, 2017	Dec. 03, 2017	Dec. 02, 2017	Jul. 12, 2017
Long-term Convertible Notes Payable to Multiple Private Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
CEN Biotech Ukraine [Member]
Percentage of Related Party's Equity Interest Owned by Director						25.50%
Business Acquisition, Percentage of Voting Interests Acquired						51.00%
CEN Biotech Ukraine [Member]
Due from Related Parties, Total	$ 1,065,328		$ 1,065,328	$ 875,328
Percentage of Related Party's Equity Interest Owned by Director							25.50%	51.00%
CEN Biotech Ukraine [Member] | Equipment Sold to Related Party in Exchange for Note Receivable [Member]
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings					$ 255,141
Notes Receivable, Related Parties					44,859
Board Members and Officers [Member] | Consulting Fees [Member]
Related Party Transaction, Amounts of Transaction	31,200	$ 31,200	154,517	150,778
Due to Related Parties, Total	$ 295,100		$ 263,900	$ 124,800
R&D Labs Canada, Inc [Member] | Purchased Equipment in Exchange for Note Payable [Member]
Notes Payable, Related Parties					$ 300,000